Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 15, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of DWS Variable Series I (the “Trust”) (Reg. Nos. 002-96461, 811-04257)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2012. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the following for DWS Growth & Income VIP (the “Fund”): (i) a change in the Fund’s name to DWS Core Equity VIP; (ii) consistent with the name change, a change to the Fund’s investment strategy to reflect that under normal circumstances the Fund intends to invest at least 80% of total assets in equities, mainly common stocks.

  The Amendment has been electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information filed with the Commission on April 28, 2011 in Post-Effective Amendment No. 50 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray